Subsequent event	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event

11. Subsequent event

On July 11, 2023, the Company entered into a Definitive Arrangement Agreement (the "Agreement") with SALP. Under the terms of the Arrangement Agreement, Liminal BioSciences shareholders (other than SALP and its affiliates or associates) will receive USD 8.50 in cash per Common Share, which represents a premium of approximately 135% over Liminal BioSciences' closing share price on the Nasdaq Capital Market ("Nasdaq") on April 4, 2023, which was the last full trading day prior to the public announcement of SALP's initial non-binding proposal to acquire the remaining Common Shares of Liminal BioSciences that it does not already own, and is $1.00 per Common Share more than SALP's initial non-binding proposal.The transaction is expected to be completed pursuant to a court-approved plan of arrangement under section 192 of the Canada Business Corporations Act and is subject to the satisfaction of customary closing conditions, including (without limitation) court approval and the approval of the shareholders of Liminal BioSciences. After completion of the transaction, Liminal BioSciences expects to no longer be subject to the reporting requirements of applicable Canadian securities legislation or the U.S. Securities Exchange Act of 1934, as amended, and its common shares will be delisted from Nasdaq.